ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Trade payables	$ 33,579	$ 15,896
Accrued liabilities	54,911	43,596
Income taxes payable	12,767	8,463
Royalties payable	3,528	4,542
Moratorium liability	3,537	4,570
Derivative liabilities	0	2,798
Accrued interest on convertible notes	2,803	3,178
Trade and other current payables	111,125	83,043
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Accrued liabilities	54,911	$ 43,596
IFRS 16
Trade and other payables [abstract]
Accrued liabilities	446
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Accrued liabilities	$ 446